Derivative financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) lb	Dec. 31, 2016 USD ($) lb
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	36,000	7,107
Fixed Quotation	$ 7,300
Financial instruments designated as hedging instruments, at fair value	28,705	$ (3,863)
Other reserves [member]
Disclosure of derivative financial instruments [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 19,602,000	$ 2,723,000
Settlement period one [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000	2,542
Fixed Quotation		$ 4,917
Future quotation	$ 7,275	5,526
Financial instruments designated as hedging instruments, at fair value	(3,788)	$ (1,548)
Settlement period one [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,050
Settlement period one [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,972
Settlement period two [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000	2,270
Fixed Quotation		$ 5,001
Future quotation	$ 7,260	5,530
Financial instruments designated as hedging instruments, at fair value	(3,736)	$ (1,199)
Settlement period two [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,050
Settlement period two [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,972
Settlement period three [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000	1,795
Fixed Quotation		$ 4,860
Future quotation	$ 7,247	5,535
Financial instruments designated as hedging instruments, at fair value	(3,693)	$ (1,208)
Settlement period three [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,050
Settlement period three [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,972
Settlement period four [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000	500
Fixed Quotation		$ 5,720
Future quotation	$ 7,259	5,536
Financial instruments designated as hedging instruments, at fair value	(3,973)	$ 92
Settlement period four [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,050
Settlement period four [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,805
Settlement period five [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Future quotation	$ 7,269
Financial instruments designated as hedging instruments, at fair value	(3,484)
Settlement period five [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,300
Settlement period five [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,900
Settlement period six [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Future quotation	$ 7,277
Financial instruments designated as hedging instruments, at fair value	(3,468)
Settlement period six [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,325
Settlement period six [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,900
Settlement period seven [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Future quotation	$ 7,285
Financial instruments designated as hedging instruments, at fair value	(3,359)
Settlement period seven [Member] | Top of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	6,350
Settlement period seven [Member] | Bottom of range [member]
Disclosure of derivative financial instruments [Line Items]
Fixed Quotation	$ 5,960
Settlement period eight [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 6,520
Future quotation	7,290
Financial instruments designated as hedging instruments, at fair value	$ (2,288)
Settlement period nine [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 7,100
Future quotation	7,296
Financial instruments designated as hedging instruments, at fair value	$ (580)
Settlement period ten [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 7,200
Future quotation	7,300
Financial instruments designated as hedging instruments, at fair value	$ (296)
Settlement period eleven [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Fixed Quotation	$ 7,300
Future quotation	7,305
Financial instruments designated as hedging instruments, at fair value	$ (13)
Settlement period twele [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	3,000
Future quotation	$ 7,309
Financial instruments designated as hedging instruments, at fair value	$ (27)